RELATED PARTY TRANSACTIONS (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
Related Party Transaction [Line Items]
Sales Of Goods and Services To Related Parties Amount	$ 0	$ 517	$ 914
Goods And Services [Member]
Related Party Transaction [Line Items]
Sales Of Goods and Services To Related Parties Amount	11,889	4,739	24,577
China Techenergy [Member] | Goods And Services [Member]
Related Party Transaction [Line Items]
Sales Of Goods and Services To Related Parties Amount	10,842	3,657	21,936
Shenhua Information [Member] | Goods And Services [Member]
Related Party Transaction [Line Items]
Sales Of Goods and Services To Related Parties Amount	765	847	2,128
Hollysys Machine [Member] | Goods And Services [Member]
Related Party Transaction [Line Items]
Sales Of Goods and Services To Related Parties Amount	167	235	512
Electric Motor [Member] | Goods And Services [Member]
Related Party Transaction [Line Items]
Sales Of Goods and Services To Related Parties Amount	0	0	1
Hollycon [Member] | Goods And Services [Member]
Related Party Transaction [Line Items]
Sales Of Goods and Services To Related Parties Amount	108	0	0
Beijing IPE [Member] | Goods And Services [Member]
Related Party Transaction [Line Items]
Sales Of Goods and Services To Related Parties Amount	$ 7	$ 0	$ 0